Revenues and Other Operating Income and Expenses - Summary of Other Operating Income and Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Grant income (RCAs)	€ 824	€ 2,704	€ 578
Grant income(other)	56	124	412
Remeasurement of RCAs	396	2,154	1,036
R&D Tax credit	1,161
Change in fair value Contingent consideration and other financial liabilities	193
Other			(312)
Total Other Operating Income	2,630	4,982	1,714
Change in fair value Contingent consideration and other financial liabilities		(1,634)
Remeasurement of RCAs			(1,392)
Other	(41)	(8)
Total Other Operating Expenses	(41)	(1,642)	(1,392)
Net Other Operating Income	€ 2,590	€ 3,340	€ 322